SUPPLEMENT DATED JANUARY 30, 2013
TO
PROSPECTUS DATED MAY 1, 2012 FOR
FUTURITY CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

For Policies with Investment Start Dates on and after February 1, 2013, AllianceBernstein Small Cap Growth Portfolio is no longer an available investment option.

Please retain this supplement with your prospectus for future reference.